Other non-financial assets - Summary of Other Non-financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current
Prepayments	₨ 1,208	$ 13	₨ 1,505
Capital advance	10,971	117	7,995
Advances recoverable	681	7	47
Balances with government authorities	31	0	31
Total	12,891	137	9,578
Current
Prepayments	2,003	21	1,585
Advances recoverable	2,530	27	1,241
Balances with government authorities	4,235	45	2,646
Others	4	0	4
Total	₨ 8,772	$ 93	₨ 5,476